Annual Fund Operating Expenses	Jun. 12, 2025
abrdn Focused U.S. Small Cap Active ETF | abrdn Focused U.S. Small Cap Active ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
abrdn Emerging Markets Dividend Active ETF | abrdn Emerging Markets Dividend Active ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027